Segment Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net sales	R$ 61,379,038	R$ 53,615,440	R$ 53,805,028
Brazil [Member]
IfrsStatementLineItems [Line Items]
Net sales	28,840,633	26,858,918	26,997,788
Brazil [Member] | In Natura [Member]
IfrsStatementLineItems [Line Items]
Net sales	7,082,453	6,133,183	6,170,775
Brazil [Member] | Semiprocessed [Member]
IfrsStatementLineItems [Line Items]
Net sales	1,988,415	1,733,981	1,767,128
Brazil [Member] | Processed Foods [Member]
IfrsStatementLineItems [Line Items]
Net sales	19,675,454	18,683,405	18,933,319
Brazil [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Net sales	94,311	308,349	126,566
International [Member]
IfrsStatementLineItems [Line Items]
Net sales	29,173,155	23,851,764	24,103,135
International [Member] | In Natura [Member]
IfrsStatementLineItems [Line Items]
Net sales	24,597,920	20,252,213	20,497,773
International [Member] | Semiprocessed [Member]
IfrsStatementLineItems [Line Items]
Net sales	651,624	352,087	435,854
International [Member] | Processed Foods [Member]
IfrsStatementLineItems [Line Items]
Net sales	3,755,026	3,104,193	2,830,673
International [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Net sales	168,585	143,271	338,835
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Net sales	R$ 3,365,250	R$ 2,904,758	R$ 2,704,105